Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Cash and cash equivalents

4.	Cash and cash equivalents

Cash and cash equivalents are financial assets measured at amortized cost or at fair value through profit or loss, respectively.

The Company classifies its financial assets upon initial recognition.

	2024	2023

Cash and banks	81,177	37,029
Unrestrictedly available financial investments:
CDB’s / “Operações compromissadas”	3,177,566	3,040,902

	3,258,743	3,077,931

Bank certificates of deposit (“CDBs”) and “Operações compromissadas” are securities issued by banks and sold to the public as a form of fund raising. Such marketable securities are highly liquid deposits that can be traded during the contracted term, at any time, without significant loss and are used for the fulfillment of short-term obligations by the Company.

The annual average return of the Company's investments related to CDB’s and “Operações compromissadas” is 101.09% (101.88% on December 31, 2023) of the variation of the interbank deposit certificate – CDI.